Note 14 - Stock Compensation Plans - Status of Shares under the RRP and Stock Incentive Plan (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Unvested at the beginning of the year (in shares)	30,784	41,966
Unvested at the beginning of the year (in dollars per share)	$ 8.10	$ 8.09
Granted (in shares)
Granted (in dollars per share)
Vested (in shares)	(10,260)	(10,582)
Vested (in dollars per share)	$ 8.10	$ 8.06
Forfeited (in shares)		(600)
Forfeited (in dollars per share)		$ 8.10
Unvested at the end of the year (in shares)	20,524	30,784
Unvested at the end of the year (in dollars per share)	$ 8.10	$ 8.10